Investment Securities Available-For-Sale (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities Available-For-Sale [Abstract]
Schedule of amortized cost and market value of securities available-for-sale
The amortized cost and market value of securities available-for-sale are as follows:

	2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S Treasuries	$-	$-	$-	$-
State and political subdivisions	11,708	302	25	11,985
Mortgage backed securities	27,120	531	9	27,642
Pooled Trust Preferred	3,879	-	3,585	294
Single Issue Trust Preferred	908	-	22	886
SBA Pools	16,119	34	62	16,091
SLMA	500	2	-	502
	$60,234	$869	$3,703	$57,400

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S Treasuries	$6,029	$3	$-	$6,032
State and political subdivisions	18,030	275	137	18,168
Mortgage backed securities	30,002	632	5	30,629
Pooled Trust Preferred	4,067	-	3,917	150
Single Issue Trust Preferred	1,923	-	108	1,815
SBA Pools	6,821	219	44	6,996
SLMA	500	-	38	462
	$67,372	$1,129	$4,249	$64,252

Age of gross unrealized losses and fair value by investment category
The following tables presents the age of gross unrealized losses and fair value by investment category:

	December 31, 2012
	Less Than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$1,352	$25	$-	$-	$1,352	$25
Mortgage-backed securities	496	9	-	-	496	9
Pooled Trust Preferred Securities	-	-	294	3,585	294	3,585
Single Issue Trust Preferred	-	-	886	22	886	22
SBA Pools	9,073	59	1,707	3	10,780	62
SLMA	-	-	-	-	-	-

Total	$10,921	$93	$2,887	$3,610	$13,808	$3,703

The total number of investment securities in a loss position at December 31, 2012 was 27.
	December 31, 2011
	Less Than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$705	$45	$4,367	$92	$5,072	$137
Mortgage-backed securities	4,554	5	-	-	4,554	5
Pooled Trust Preferred Securities	-	-	150	3,917	150	3,917
Single Issue Trust Preferred	505	7	809	101	1,314	108
SBA Pools	-	-	2,007	44	2,007	44
SLMA	-	-	462	38	462	38

Total	$5,764	$57	$7,795	$4,192	$13,559	$4,249

Pooled trust preferred
Below is a table of the Company's remaining pooled trust preferred balances as of December 31, 2012 (in thousands):

Description	Type	Class	Original Amount $	Book Value 12/31/12 $	Fair Value 12/31/12 $	Unrealized Gain/(Loss) $	Lowest Credit Rating	Percentage of Banks Currently Deferring or Defaulting	Number of Issuers Currently Performing	Excess/ (Negative) Subordination Percentage(1)

Pretsel 4-B	Pooled	Mezz B	700	85	57	(28)	Ca	27.10%	4	19.87%
Prestel 11-B	Pooled	Mezz B	500	392	60	(332)	Ca	32.30%	41	(30.43)%
Prestel 12-B	Pooled	Mezz B	750	381	91	(290)	Ca	35.30%	46	(37.18)%
Prestel 13-B	Pooled	Mezz B	500	326	10	(316)	Ca	38.10%	40	(45.15)%
Prestel 15-B	Pooled	Mezz B	500	263	10	(253)	Ca	33.40%	50	(42.51)%
Prestel 18-C	Pooled	Mezz C	500	209	1	(208)	Ca	30.30%	52	(23.24)%
Prestel 19-C	Pooled	Mezz C	500	255	1	(254)	Ca	26.10%	47	(28.54)%
Prestel 20-C	Pooled	Mezz C	500	11	1	(10)	Ca	33.60%	42	(29.69)%
Prestel 21-C	Pooled	Mezz C	500	294	10	(284)	Ca	29.40%	48	(21.25)%
Prestel 22-C	Pooled	Mezz C	500	316	4	(312)	Ca	28.70%	61	(17.67)%
Prestel 22-C	Pooled	Mezz C	500	316	4	(312)	Ca	28.70%	61	(17.67)%
Prestel 22-C	Pooled	Mezz C	500	283	4	(279)	Ca	28.70%	61	(17.67)%
Prestel 23-C	Pooled	Mezz C	500	442	23	(419)	C	26.30%	92	(10.09)%
Tropc CDO III	Pooled	Subordinate	1,000	306	18	(288)	C	41.76%	30	(33.17)%

(1) Excess subordination percentages are reviewed on a quarterly basis. .Excess subordination is computed by comparing the balances of the remaining performing collateral to the current balances of all traunches equal to and senior to the class that the Company owns. Negative excess subordination indicates there is not enough performing collateral in the pool to cover the outstanding balance of all classes equal to and senior to those the Company owns. The subordination percentage only applies to principal and does not include excess interest. The Company's OTTI calculations compute the present value of the future cash flows (principal and interest) to determine impairment. The impairment charges to date on each pooled trust preferred security are reflective of the negative excess subordination percentages shown above.

Amortized cost and estimated fair value of securities available-for-sale by contractual maturity
The amortized cost and estimated fair value of securities available-for-sale at December 31, 2012 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value

Due in one year or less	$-	$-
Due after one year through five years	500	502
Due after five years through ten years	4,814	4,841
Due after ten years	27,800	24,415
	33,114	29,758

Mortgage-backed securities	27,120	27,642
	$60,234	$57,400

Gross realized gains and losses on investment securities available for sale
For the years ended December 31, 2012 and 2011, proceeds from sale of securities were $11,557 and $12,880, respectively. Gross realized gains and losses on investment securities available for sale were as follows:

	2012	2011

Realized gains	$663	$251
Realized losses	-	-
Net gains (losses)	$663	$251